Expense Example - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF - Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	14	45	79	179